Summary of Significant Accounting Policies - Schedule of Fair Value of Warrant Liabilities (Details) - Subsequent Measurement [Member]	3 Months Ended
Mar. 31, 2021 USD ($)
Fair value as of December 31, 2020
Initial value of warrant liability	9,981,000
Change in fair value	(3,813,000)
Fair value as of March 31, 2021	6,168,000
January Warrants [Member]
Fair value as of December 31, 2020
Initial value of warrant liability	4,846,000
Change in fair value	(1,682,000)
Fair value as of March 31, 2021	3,164,000
February Warrants [Member]
Fair value as of December 31, 2020
Initial value of warrant liability	5,135,000
Change in fair value	(2,131,000)
Fair value as of March 31, 2021	$ 3,004,000